OTHER PAYABLES	12 Months Ended
Dec. 31, 2019
OTHER PAYABLES
OTHER PAYABLES

31.   OTHER PAYABLES

	December 31,
	2018	2019
	RMB	RMB

Salaries and welfare payable	7,312	4,769
Interest payable	634	612
Payables for constructions	54,992	50,612
Other payables	22,852	22,778
Financial liabilities carried at amortized costs	85,790	78,771
Taxes other than income tax	80,361	66,075
Balance as of December 31	166,151	144,846